SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2013
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2013
	(EUR in millions)
Securities sold under agreements to repurchase	1,109	4,738
Securities sold under agreements to repurchase:
Average outstanding during the year	1,376	2,607
Weighted average interest rate during the year	4.38%	2.22%
Weighted average interest rate at year end	4.93%	2.90%
Amount outstanding at month end:
January	1,984	2,021
February	1,505	1,964
March	1,624	2,645
April	1,735	3,464
May	1,442	3,257
June	1,055	1,858
July	942	1,314
August	1,533	2,286
September	1,465	2,372
October	1,254	2,463
November	936	4,404
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.